Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
Revenue sharing	$ 432	$ 6,525